Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB BOND FUND, INC.
Entity Central Index Key	0000003794
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000085498
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Advisor Class
Trading Symbol	AMTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the 33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers (the "benchmark"), before sales charges. Entering 2025, investors focused on global disinflation and central bank pivots. Headline price pressures eased faster than expected, aided by stabilizing energy costs and improved supply chains, while economic resilience in advanced and emerging markets boosted investor confidence. However, renewed tariff threats from the US administration created uncertainty around trade flows and inflation expectations. Despite this, real estate and growth equities regained momentum as central banks shifted from aggressive tightening to cautious rate cuts, fostering optimism for a soft landing.

For the Fund, several key factors influenced performance over the past year. A tactical overweight to inflation-sensitive equities contributed to returns, driven by strong pricing power among select companies and widespread equity rallies, particularly as robust economic growth bolstered corporate earnings and investor sentiment. Conversely, a tactical underweight to future natural resource equities detracted from relative performance. The Fund allocated to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, foreign exchange, inflation-sensitive equities and future natural resource equities. The Fund benefited from positive selection within real estate, while tactical allocation to real estate investment trusts (“REITs”) detracted.

The Fund used derivatives for hedging and investment purposes during the 12-month period. Futures, currency forwards and total return swaps added, while inflation swaps detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
10/15	$10,000	$10,000	$10,000
10/16	$10,300	$10,205	$10,399
10/17	$11,419	$12,573	$11,247
10/18	$11,310	$12,508	$11,386
10/19	$11,666	$14,082	$11,881
10/20	$10,524	$14,771	$9,590
10/21	$15,326	$20,277	$14,503
10/22	$14,308	$16,230	$14,545
10/23	$14,129	$17,935	$14,319
10/24	$16,519	$23,816	$15,996
10/25	$19,152	$29,208	$17,802

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	15.94%	12.72%	6.71%
MSCI All Country World Index (net)	22.64%	14.61%	11.31%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	11.29%	13.17%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 713,150,890
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 4,812,037
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$713,150,890
# of Portfolio Holdings	340
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (Net)	$4,812,037

Holdings [Text Block]

Portfolio BreakdownFootnote Reference*

Asset Type	%
Real Estate Stocks	38.0%
Commodity Related Derivatives.	30.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Security Type Breakdown (% of Net Assets)

Common Stocks	78.3%
Investment Companies	1.1%
Rights	0.0%
Short-Term Investments	17.8%
Other assets less liabilities	2.8%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	49.2%
Japan	5.4%
Australia	4.1%
United Kingdom	3.8%
Canada	3.3%
France	1.9%
Hong Kong	1.5%
Singapore	1.4%
Germany	1.2%
China	1.1%
Italy	1.0%
Switzerland	1.0%
Sweden	0.8%
Spain	0.6%
Others	3.1%
Short-Term Investments	17.8%
Other assets less liabilities	2.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$19,753,637	2.8%
Prologis, Inc.	$19,643,075	2.8%
Equinix, Inc.	$12,959,181	1.8%
Digital Realty Trust, Inc.	$12,318,769	1.7%
Simon Property Group, Inc.	$10,007,247	1.4%
NVIDIA Corp.	$9,972,227	1.4%
Exxon Mobil Corp.	$9,342,983	1.3%
Extra Space Storage, Inc.	$8,121,502	1.2%
VanEck Gold Miners ETF/USA	$8,067,117	1.1%
VICI Properties, Inc.	$7,869,136	1.1%
Total	$118,054,874	16.6%

Material Fund Change [Text Block]
C000085499
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class 1
Trading Symbol	AMTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTOX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTOX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the 33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers (the "benchmark"), before sales charges. Entering 2025, investors focused on global disinflation and central bank pivots. Headline price pressures eased faster than expected, aided by stabilizing energy costs and improved supply chains, while economic resilience in advanced and emerging markets boosted investor confidence. However, renewed tariff threats from the US administration created uncertainty around trade flows and inflation expectations. Despite this, real estate and growth equities regained momentum as central banks shifted from aggressive tightening to cautious rate cuts, fostering optimism for a soft landing.

For the Fund, several key factors influenced performance over the past year. A tactical overweight to inflation-sensitive equities contributed to returns, driven by strong pricing power among select companies and widespread equity rallies, particularly as robust economic growth bolstered corporate earnings and investor sentiment. Conversely, a tactical underweight to future natural resource equities detracted from relative performance. The Fund allocated to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, foreign exchange, inflation-sensitive equities and future natural resource equities. The Fund benefited from positive selection within real estate, while tactical allocation to real estate investment trusts (“REITs”) detracted.

The Fund used derivatives for hedging and investment purposes during the 12-month period. Futures, currency forwards and total return swaps added, while inflation swaps detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class 1	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
10/15	$10,000	$10,000	$10,000
10/16	$10,295	$10,205	$10,399
10/17	$11,395	$12,573	$11,247
10/18	$11,291	$12,508	$11,386
10/19	$11,645	$14,082	$11,881
10/20	$10,487	$14,771	$9,590
10/21	$15,273	$20,277	$14,503
10/22	$14,228	$16,230	$14,545
10/23	$14,035	$17,935	$14,319
10/24	$16,365	$23,816	$15,996
10/25	$18,940	$29,208	$17,802

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 1	15.73%	12.55%	6.60%
MSCI All Country World Index (net)	22.64%	14.61%	11.31%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	11.29%	13.17%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 713,150,890
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 4,812,037
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$713,150,890
# of Portfolio Holdings	340
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (Net)	$4,812,037

Holdings [Text Block]

Portfolio BreakdownFootnote Reference*

Asset Type	%
Real Estate Stocks	38.0%
Commodity Related Derivatives.	30.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Security Type Breakdown (% of Net Assets)

Common Stocks	78.3%
Investment Companies	1.1%
Rights	0.0%
Short-Term Investments	17.8%
Other assets less liabilities	2.8%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	49.2%
Japan	5.4%
Australia	4.1%
United Kingdom	3.8%
Canada	3.3%
France	1.9%
Hong Kong	1.5%
Singapore	1.4%
Germany	1.2%
China	1.1%
Italy	1.0%
Switzerland	1.0%
Sweden	0.8%
Spain	0.6%
Others	3.1%
Short-Term Investments	17.8%
Other assets less liabilities	2.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$19,753,637	2.8%
Prologis, Inc.	$19,643,075	2.8%
Equinix, Inc.	$12,959,181	1.8%
Digital Realty Trust, Inc.	$12,318,769	1.7%
Simon Property Group, Inc.	$10,007,247	1.4%
NVIDIA Corp.	$9,972,227	1.4%
Exxon Mobil Corp.	$9,342,983	1.3%
Extra Space Storage, Inc.	$8,121,502	1.2%
VanEck Gold Miners ETF/USA	$8,067,117	1.1%
VICI Properties, Inc.	$7,869,136	1.1%
Total	$118,054,874	16.6%

Material Fund Change [Text Block]
C000085496
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class A
Trading Symbol	AMTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the 33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers (the "benchmark"), before sales charges. Entering 2025, investors focused on global disinflation and central bank pivots. Headline price pressures eased faster than expected, aided by stabilizing energy costs and improved supply chains, while economic resilience in advanced and emerging markets boosted investor confidence. However, renewed tariff threats from the US administration created uncertainty around trade flows and inflation expectations. Despite this, real estate and growth equities regained momentum as central banks shifted from aggressive tightening to cautious rate cuts, fostering optimism for a soft landing.

For the Fund, several key factors influenced performance over the past year. A tactical overweight to inflation-sensitive equities contributed to returns, driven by strong pricing power among select companies and widespread equity rallies, particularly as robust economic growth bolstered corporate earnings and investor sentiment. Conversely, a tactical underweight to future natural resource equities detracted from relative performance. The Fund allocated to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, foreign exchange, inflation-sensitive equities and future natural resource equities. The Fund benefited from positive selection within real estate, while tactical allocation to real estate investment trusts (“REITs”) detracted.

The Fund used derivatives for hedging and investment purposes during the 12-month period. Futures, currency forwards and total return swaps added, while inflation swaps detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
10/15	$9,576	$10,000	$10,000
10/16	$9,840	$10,205	$10,399
10/17	$10,868	$12,573	$11,247
10/18	$10,748	$12,508	$11,386
10/19	$11,067	$14,082	$11,881
10/20	$9,949	$14,771	$9,590
10/21	$14,455	$20,277	$14,503
10/22	$13,442	$16,230	$14,545
10/23	$13,258	$17,935	$14,319
10/24	$15,440	$23,816	$15,996
10/25	$17,869	$29,208	$17,802

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	15.73%	12.43%	6.44%
Class A (with sales charges)	10.78%	11.45%	5.98%
MSCI All Country World Index (net)	22.64%	14.61%	11.31%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	11.29%	13.17%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 713,150,890
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 4,812,037
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$713,150,890
# of Portfolio Holdings	340
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (Net)	$4,812,037

Holdings [Text Block]

Portfolio BreakdownFootnote Reference*

Asset Type	%
Real Estate Stocks	38.0%
Commodity Related Derivatives.	30.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Security Type Breakdown (% of Net Assets)

Common Stocks	78.3%
Investment Companies	1.1%
Rights	0.0%
Short-Term Investments	17.8%
Other assets less liabilities	2.8%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	49.2%
Japan	5.4%
Australia	4.1%
United Kingdom	3.8%
Canada	3.3%
France	1.9%
Hong Kong	1.5%
Singapore	1.4%
Germany	1.2%
China	1.1%
Italy	1.0%
Switzerland	1.0%
Sweden	0.8%
Spain	0.6%
Others	3.1%
Short-Term Investments	17.8%
Other assets less liabilities	2.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$19,753,637	2.8%
Prologis, Inc.	$19,643,075	2.8%
Equinix, Inc.	$12,959,181	1.8%
Digital Realty Trust, Inc.	$12,318,769	1.7%
Simon Property Group, Inc.	$10,007,247	1.4%
NVIDIA Corp.	$9,972,227	1.4%
Exxon Mobil Corp.	$9,342,983	1.3%
Extra Space Storage, Inc.	$8,121,502	1.2%
VanEck Gold Miners ETF/USA	$8,067,117	1.1%
VICI Properties, Inc.	$7,869,136	1.1%
Total	$118,054,874	16.6%

Material Fund Change [Text Block]
C000085497
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class C
Trading Symbol	ACMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACMTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACMTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.92%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the 33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers (the "benchmark"), before sales charges. Entering 2025, investors focused on global disinflation and central bank pivots. Headline price pressures eased faster than expected, aided by stabilizing energy costs and improved supply chains, while economic resilience in advanced and emerging markets boosted investor confidence. However, renewed tariff threats from the US administration created uncertainty around trade flows and inflation expectations. Despite this, real estate and growth equities regained momentum as central banks shifted from aggressive tightening to cautious rate cuts, fostering optimism for a soft landing.

For the Fund, several key factors influenced performance over the past year. A tactical overweight to inflation-sensitive equities contributed to returns, driven by strong pricing power among select companies and widespread equity rallies, particularly as robust economic growth bolstered corporate earnings and investor sentiment. Conversely, a tactical underweight to future natural resource equities detracted from relative performance. The Fund allocated to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, foreign exchange, inflation-sensitive equities and future natural resource equities. The Fund benefited from positive selection within real estate, while tactical allocation to real estate investment trusts (“REITs”) detracted.

The Fund used derivatives for hedging and investment purposes during the 12-month period. Futures, currency forwards and total return swaps added, while inflation swaps detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
10/15	$10,000	$10,000	$10,000
10/16	$10,195	$10,205	$10,399
10/17	$11,187	$12,573	$11,247
10/18	$10,984	$12,508	$11,386
10/19	$11,222	$14,082	$11,881
10/20	$10,005	$14,771	$9,590
10/21	$14,448	$20,277	$14,503
10/22	$13,334	$16,230	$14,545
10/23	$13,047	$17,935	$14,319
10/24	$15,089	$23,816	$15,996
10/25	$17,328	$29,208	$17,802

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	14.84%	11.61%	5.65%
Class C (with sales charges)	13.84%	11.61%	5.65%
MSCI All Country World Index (net)	22.64%	14.61%	11.31%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	11.29%	13.17%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 713,150,890
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 4,812,037
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$713,150,890
# of Portfolio Holdings	340
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (Net)	$4,812,037

Holdings [Text Block]

Portfolio BreakdownFootnote Reference*

Asset Type	%
Real Estate Stocks	38.0%
Commodity Related Derivatives.	30.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Security Type Breakdown (% of Net Assets)

Common Stocks	78.3%
Investment Companies	1.1%
Rights	0.0%
Short-Term Investments	17.8%
Other assets less liabilities	2.8%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	49.2%
Japan	5.4%
Australia	4.1%
United Kingdom	3.8%
Canada	3.3%
France	1.9%
Hong Kong	1.5%
Singapore	1.4%
Germany	1.2%
China	1.1%
Italy	1.0%
Switzerland	1.0%
Sweden	0.8%
Spain	0.6%
Others	3.1%
Short-Term Investments	17.8%
Other assets less liabilities	2.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$19,753,637	2.8%
Prologis, Inc.	$19,643,075	2.8%
Equinix, Inc.	$12,959,181	1.8%
Digital Realty Trust, Inc.	$12,318,769	1.7%
Simon Property Group, Inc.	$10,007,247	1.4%
NVIDIA Corp.	$9,972,227	1.4%
Exxon Mobil Corp.	$9,342,983	1.3%
Extra Space Storage, Inc.	$8,121,502	1.2%
VanEck Gold Miners ETF/USA	$8,067,117	1.1%
VICI Properties, Inc.	$7,869,136	1.1%
Total	$118,054,874	16.6%

Material Fund Change [Text Block]
C000139941
Shareholder Report [Line Items]
Fund Name	AB All Market Real Return Portfolio
Class Name	Class Z
Trading Symbol	AMTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB All Market Real Return Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AMTZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AMTZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund outperformed the 33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers (the "benchmark"), before sales charges. Entering 2025, investors focused on global disinflation and central bank pivots. Headline price pressures eased faster than expected, aided by stabilizing energy costs and improved supply chains, while economic resilience in advanced and emerging markets boosted investor confidence. However, renewed tariff threats from the US administration created uncertainty around trade flows and inflation expectations. Despite this, real estate and growth equities regained momentum as central banks shifted from aggressive tightening to cautious rate cuts, fostering optimism for a soft landing.

For the Fund, several key factors influenced performance over the past year. A tactical overweight to inflation-sensitive equities contributed to returns, driven by strong pricing power among select companies and widespread equity rallies, particularly as robust economic growth bolstered corporate earnings and investor sentiment. Conversely, a tactical underweight to future natural resource equities detracted from relative performance. The Fund allocated to various inflation-sensitive asset classes, including real estate, commodity producers, commodity futures, foreign exchange, inflation-sensitive equities and future natural resource equities. The Fund benefited from positive selection within real estate, while tactical allocation to real estate investment trusts (“REITs”) detracted.

The Fund used derivatives for hedging and investment purposes during the 12-month period. Futures, currency forwards and total return swaps added, while inflation swaps detracted from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI All Country World Index (net)	33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers
10/15	$10,000	$10,000	$10,000
10/16	$10,309	$10,205	$10,399
10/17	$11,441	$12,573	$11,247
10/18	$11,363	$12,508	$11,386
10/19	$11,747	$14,082	$11,881
10/20	$10,601	$14,771	$9,590
10/21	$15,496	$20,277	$14,503
10/22	$14,467	$16,230	$14,545
10/23	$14,310	$17,935	$14,319
10/24	$16,738	$23,816	$15,996
10/25	$19,389	$29,208	$17,802

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	15.84%	12.83%	6.85%
MSCI All Country World Index (net)	22.64%	14.61%	11.31%
33% Bloomberg Commodity/33% FTSE EPRA Developed NAREIT/33% MSCI ACWI Commodity Producers	11.29%	13.17%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 713,150,890
Holdings Count | Holding	340
Advisory Fees Paid, Amount	$ 4,812,037
InvestmentCompanyPortfolioTurnover	100.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$713,150,890
# of Portfolio Holdings	340
Portfolio Turnover Rate	100%
Total Advisory Fees Paid (Net)	$4,812,037

Holdings [Text Block]

Portfolio BreakdownFootnote Reference*

Asset Type	%
Real Estate Stocks	38.0%
Commodity Related Derivatives.	30.0%
Inflation Sensitive Stocks	18.0%
Commodity Related Stocks	14.0%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio breakdown is expressed as an approximate percentage of the Fund's net assets inclusive of derivative exposure based on the Adviser's internal classification guidelines.

Security Type Breakdown (% of Net Assets)

Common Stocks	78.3%
Investment Companies	1.1%
Rights	0.0%
Short-Term Investments	17.8%
Other assets less liabilities	2.8%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	49.2%
Japan	5.4%
Australia	4.1%
United Kingdom	3.8%
Canada	3.3%
France	1.9%
Hong Kong	1.5%
Singapore	1.4%
Germany	1.2%
China	1.1%
Italy	1.0%
Switzerland	1.0%
Sweden	0.8%
Spain	0.6%
Others	3.1%
Short-Term Investments	17.8%
Other assets less liabilities	2.8%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$19,753,637	2.8%
Prologis, Inc.	$19,643,075	2.8%
Equinix, Inc.	$12,959,181	1.8%
Digital Realty Trust, Inc.	$12,318,769	1.7%
Simon Property Group, Inc.	$10,007,247	1.4%
NVIDIA Corp.	$9,972,227	1.4%
Exxon Mobil Corp.	$9,342,983	1.3%
Extra Space Storage, Inc.	$8,121,502	1.2%
VanEck Gold Miners ETF/USA	$8,067,117	1.1%
VICI Properties, Inc.	$7,869,136	1.1%
Total	$118,054,874	16.6%

Material Fund Change [Text Block]
C000082623
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Advisor Class
Trading Symbol	ABNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-5 Year Index (the “benchmark”), before sales charges. Overall positioning in US Treasury Inflation-Protected Securities ("TIPS") and yield-curve positioning contributed positively relative to benchmark. Sector allocation contributed to relative performance, mostly from allocations to investment-grade corporate bonds, agency risk-sharing transactions, commercial mortgage-backed securities and high-yield corporate bonds. Currency decisions did not affect results.

During the 12-month period, the Fund utilized derivatives in the form of interest rate swaps to manage duration, country exposure and yield-curve positioning. CPI swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes. Treasury futures were utilized to manage duration, country exposure and yield-curve positioning. Currency forwards were utilized to hedge currency risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-5 Year Index
10/15	$10,000	$10,000	$10,000
10/16	$10,687	$10,437	$10,295
10/17	$10,810	$10,531	$10,349
10/18	$10,737	$10,315	$10,361
10/19	$11,511	$11,502	$10,821
10/20	$12,423	$12,214	$11,341
10/21	$13,415	$12,155	$12,120
10/22	$12,245	$10,249	$11,663
10/23	$12,481	$10,286	$11,914
10/24	$13,558	$11,370	$12,727
10/25	$14,420	$12,071	$13,545

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	6.36%	3.03%	3.73%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US TIPS 1-5 Year Index	6.43%	3.62%	3.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 753,549,025
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,388,379
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$753,549,025
# of Portfolio Holdings	290
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$2,388,379

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Inflation-Linked Securities	74.6%
Corporates - Investment Grade	10.7%
Asset-Backed Securities	6.1%
Collateralized Mortgage Obligations	3.5%
Short-Term Investments	2.0%
Corporates - Non-Investment Grade	1.0%
Commercial Mortgage-Backed Securities	0.7%
Governments - Sovereign Bonds	0.5%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.2%
Other	0.4%
Other assets less liabilities	-0.1%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

U.S. Inflation - Protected Exposure	74.6%
Non-Inflation Exposure	25.4%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s total net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000085359
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class 1
Trading Symbol	ABNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNOX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-5 Year Index (the “benchmark”), before sales charges. Overall positioning in US Treasury Inflation-Protected Securities ("TIPS") and yield-curve positioning contributed positively relative to benchmark. Sector allocation contributed to relative performance, mostly from allocations to investment-grade corporate bonds, agency risk-sharing transactions, commercial mortgage-backed securities and high-yield corporate bonds. Currency decisions did not affect results.

During the 12-month period, the Fund utilized derivatives in the form of interest rate swaps to manage duration, country exposure and yield-curve positioning. CPI swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes. Treasury futures were utilized to manage duration, country exposure and yield-curve positioning. Currency forwards were utilized to hedge currency risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class 1	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-5 Year Index
10/15	$10,000	$10,000	$10,000
10/16	$10,689	$10,437	$10,295
10/17	$10,797	$10,531	$10,349
10/18	$10,703	$10,315	$10,361
10/19	$11,472	$11,502	$10,821
10/20	$12,371	$12,214	$11,341
10/21	$13,332	$12,155	$12,120
10/22	$12,165	$10,249	$11,663
10/23	$12,390	$10,286	$11,914
10/24	$13,446	$11,370	$12,727
10/25	$14,296	$12,071	$13,545

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 1	6.32%	2.94%	3.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US TIPS 1-5 Year Index	6.43%	3.62%	3.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 753,549,025
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,388,379
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$753,549,025
# of Portfolio Holdings	290
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$2,388,379

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Inflation-Linked Securities	74.6%
Corporates - Investment Grade	10.7%
Asset-Backed Securities	6.1%
Collateralized Mortgage Obligations	3.5%
Short-Term Investments	2.0%
Corporates - Non-Investment Grade	1.0%
Commercial Mortgage-Backed Securities	0.7%
Governments - Sovereign Bonds	0.5%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.2%
Other	0.4%
Other assets less liabilities	-0.1%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

U.S. Inflation - Protected Exposure	74.6%
Non-Inflation Exposure	25.4%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s total net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000085438
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class 2
Trading Symbol	ABNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-5 Year Index (the “benchmark”), before sales charges. Overall positioning in US Treasury Inflation-Protected Securities ("TIPS") and yield-curve positioning contributed positively relative to benchmark. Sector allocation contributed to relative performance, mostly from allocations to investment-grade corporate bonds, agency risk-sharing transactions, commercial mortgage-backed securities and high-yield corporate bonds. Currency decisions did not affect results.

During the 12-month period, the Fund utilized derivatives in the form of interest rate swaps to manage duration, country exposure and yield-curve positioning. CPI swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes. Treasury futures were utilized to manage duration, country exposure and yield-curve positioning. Currency forwards were utilized to hedge currency risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class 2	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-5 Year Index
10/15	$10,000	$10,000	$10,000
10/16	$10,692	$10,437	$10,295
10/17	$10,820	$10,531	$10,349
10/18	$10,737	$10,315	$10,361
10/19	$11,509	$11,502	$10,821
10/20	$12,425	$12,214	$11,341
10/21	$13,417	$12,155	$12,120
10/22	$12,241	$10,249	$11,663
10/23	$12,478	$10,286	$11,914
10/24	$13,570	$11,370	$12,727
10/25	$14,429	$12,071	$13,545

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 2	6.33%	3.04%	3.73%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US TIPS 1-5 Year Index	6.43%	3.62%	3.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 753,549,025
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,388,379
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$753,549,025
# of Portfolio Holdings	290
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$2,388,379

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Inflation-Linked Securities	74.6%
Corporates - Investment Grade	10.7%
Asset-Backed Securities	6.1%
Collateralized Mortgage Obligations	3.5%
Short-Term Investments	2.0%
Corporates - Non-Investment Grade	1.0%
Commercial Mortgage-Backed Securities	0.7%
Governments - Sovereign Bonds	0.5%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.2%
Other	0.4%
Other assets less liabilities	-0.1%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

U.S. Inflation - Protected Exposure	74.6%
Non-Inflation Exposure	25.4%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s total net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000082621
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class A
Trading Symbol	ABNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-5 Year Index (the “benchmark”), before sales charges. Overall positioning in US Treasury Inflation-Protected Securities ("TIPS") and yield-curve positioning contributed positively relative to benchmark. Sector allocation contributed to relative performance, mostly from allocations to investment-grade corporate bonds, agency risk-sharing transactions, commercial mortgage-backed securities and high-yield corporate bonds. Currency decisions did not affect results.

During the 12-month period, the Fund utilized derivatives in the form of interest rate swaps to manage duration, country exposure and yield-curve positioning. CPI swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes. Treasury futures were utilized to manage duration, country exposure and yield-curve positioning. Currency forwards were utilized to hedge currency risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-5 Year Index
10/15	$9,775	$10,000	$10,000
10/16	$10,424	$10,437	$10,295
10/17	$10,518	$10,531	$10,349
10/18	$10,414	$10,315	$10,361
10/19	$11,143	$11,502	$10,821
10/20	$11,995	$12,214	$11,341
10/21	$12,910	$12,155	$12,120
10/22	$11,757	$10,249	$11,663
10/23	$11,957	$10,286	$11,914
10/24	$12,969	$11,370	$12,727
10/25	$13,758	$12,071	$13,545

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	6.08%	2.78%	3.48%
Class A (with sales charges)	3.70%	2.31%	3.24%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US TIPS 1-5 Year Index	6.43%	3.62%	3.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 753,549,025
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,388,379
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$753,549,025
# of Portfolio Holdings	290
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$2,388,379

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Inflation-Linked Securities	74.6%
Corporates - Investment Grade	10.7%
Asset-Backed Securities	6.1%
Collateralized Mortgage Obligations	3.5%
Short-Term Investments	2.0%
Corporates - Non-Investment Grade	1.0%
Commercial Mortgage-Backed Securities	0.7%
Governments - Sovereign Bonds	0.5%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.2%
Other	0.4%
Other assets less liabilities	-0.1%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

U.S. Inflation - Protected Exposure	74.6%
Non-Inflation Exposure	25.4%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s total net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000082622
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class C
Trading Symbol	ABNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.58%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-5 Year Index (the “benchmark”), before sales charges. Overall positioning in US Treasury Inflation-Protected Securities ("TIPS") and yield-curve positioning contributed positively relative to benchmark. Sector allocation contributed to relative performance, mostly from allocations to investment-grade corporate bonds, agency risk-sharing transactions, commercial mortgage-backed securities and high-yield corporate bonds. Currency decisions did not affect results.

During the 12-month period, the Fund utilized derivatives in the form of interest rate swaps to manage duration, country exposure and yield-curve positioning. CPI swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes. Treasury futures were utilized to manage duration, country exposure and yield-curve positioning. Currency forwards were utilized to hedge currency risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-5 Year Index
10/15	$10,000	$10,000	$10,000
10/16	$10,586	$10,437	$10,295
10/17	$10,604	$10,531	$10,349
10/18	$10,415	$10,315	$10,361
10/19	$11,059	$11,502	$10,821
10/20	$11,825	$12,214	$11,341
10/21	$12,637	$12,155	$12,120
10/22	$11,426	$10,249	$11,663
10/23	$11,523	$10,286	$11,914
10/24	$12,403	$11,370	$12,727
10/25	$13,056	$12,071	$13,545

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	5.26%	2.00%	2.70%
Class C (with sales charges)	4.26%	2.00%	2.70%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US TIPS 1-5 Year Index	6.43%	3.62%	3.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 753,549,025
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,388,379
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$753,549,025
# of Portfolio Holdings	290
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$2,388,379

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Inflation-Linked Securities	74.6%
Corporates - Investment Grade	10.7%
Asset-Backed Securities	6.1%
Collateralized Mortgage Obligations	3.5%
Short-Term Investments	2.0%
Corporates - Non-Investment Grade	1.0%
Commercial Mortgage-Backed Securities	0.7%
Governments - Sovereign Bonds	0.5%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.2%
Other	0.4%
Other assets less liabilities	-0.1%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

U.S. Inflation - Protected Exposure	74.6%
Non-Inflation Exposure	25.4%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s total net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000085437
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class I
Trading Symbol	ANBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ANBIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-5 Year Index (the “benchmark”), before sales charges. Overall positioning in US Treasury Inflation-Protected Securities ("TIPS") and yield-curve positioning contributed positively relative to benchmark. Sector allocation contributed to relative performance, mostly from allocations to investment-grade corporate bonds, agency risk-sharing transactions, commercial mortgage-backed securities and high-yield corporate bonds. Currency decisions did not affect results.

During the 12-month period, the Fund utilized derivatives in the form of interest rate swaps to manage duration, country exposure and yield-curve positioning. CPI swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes. Treasury futures were utilized to manage duration, country exposure and yield-curve positioning. Currency forwards were utilized to hedge currency risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-5 Year Index
10/15	$10,000	$10,000	$10,000
10/16	$10,698	$10,437	$10,295
10/17	$10,820	$10,531	$10,349
10/18	$10,741	$10,315	$10,361
10/19	$11,517	$11,502	$10,821
10/20	$12,435	$12,214	$11,341
10/21	$13,415	$12,155	$12,120
10/22	$12,252	$10,249	$11,663
10/23	$12,483	$10,286	$11,914
10/24	$13,574	$11,370	$12,727
10/25	$14,436	$12,071	$13,545

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	6.35%	3.03%	3.74%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US TIPS 1-5 Year Index	6.43%	3.62%	3.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 753,549,025
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,388,379
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$753,549,025
# of Portfolio Holdings	290
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$2,388,379

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Inflation-Linked Securities	74.6%
Corporates - Investment Grade	10.7%
Asset-Backed Securities	6.1%
Collateralized Mortgage Obligations	3.5%
Short-Term Investments	2.0%
Corporates - Non-Investment Grade	1.0%
Commercial Mortgage-Backed Securities	0.7%
Governments - Sovereign Bonds	0.5%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.2%
Other	0.4%
Other assets less liabilities	-0.1%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

U.S. Inflation - Protected Exposure	74.6%
Non-Inflation Exposure	25.4%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s total net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000152483
Shareholder Report [Line Items]
Fund Name	AB Bond Inflation Strategy
Class Name	Class Z
Trading Symbol	ABNZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABNZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg US TIPS 1-5 Year Index (the “benchmark”), before sales charges. Overall positioning in US Treasury Inflation-Protected Securities ("TIPS") and yield-curve positioning contributed positively relative to benchmark. Sector allocation contributed to relative performance, mostly from allocations to investment-grade corporate bonds, agency risk-sharing transactions, commercial mortgage-backed securities and high-yield corporate bonds. Currency decisions did not affect results.

During the 12-month period, the Fund utilized derivatives in the form of interest rate swaps to manage duration, country exposure and yield-curve positioning. CPI swaps were used to hedge inflation and for investment purposes. Credit default swaps were utilized in the corporate and commercial mortgage-backed securities sectors for hedging and investment purposes. Treasury futures were utilized to manage duration, country exposure and yield-curve positioning. Currency forwards were utilized to hedge currency risk.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg U.S. Aggregate Bond Index	Bloomberg US TIPS 1-5 Year Index
12/14	$10,000	$10,000	$10,000
10/16	$10,689	$10,437	$10,295
10/17	$10,817	$10,531	$10,349
10/18	$10,733	$10,315	$10,361
10/19	$11,513	$11,502	$10,821
10/20	$12,424	$12,214	$11,341
10/21	$13,411	$12,155	$12,120
10/22	$12,250	$10,249	$11,663
10/23	$12,474	$10,286	$11,914
10/24	$13,560	$11,370	$12,727
10/25	$14,429	$12,071	$13,545

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Z	6.40%	3.04%	3.73%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg US TIPS 1-5 Year Index	6.43%	3.62%	3.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 753,549,025
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 2,388,379
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$753,549,025
# of Portfolio Holdings	290
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net)	$2,388,379

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Inflation-Linked Securities	74.6%
Corporates - Investment Grade	10.7%
Asset-Backed Securities	6.1%
Collateralized Mortgage Obligations	3.5%
Short-Term Investments	2.0%
Corporates - Non-Investment Grade	1.0%
Commercial Mortgage-Backed Securities	0.7%
Governments - Sovereign Bonds	0.5%
Emerging Markets - Corporate Bonds	0.4%
Collateralized Loan Obligations	0.2%
Other	0.4%
Other assets less liabilities	-0.1%
Total	100.0%

Inflation Protection BreakdownFootnote Reference*

U.S. Inflation - Protected Exposure	74.6%
Non-Inflation Exposure	25.4%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s inflation protection breakdowns is expressed as an approximate percentage of the Fund’s total net assets (and may vary over time) inclusive of derivative exposure based on the Adviser’s internal classification.

Material Fund Change [Text Block]
C000161781
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Advisor Class
Trading Symbol	ACGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACGYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C outperformed the Bloomberg US Aggregate Bond Index (the "benchmark"), before sales charges. Security selection was the primary contributor relative to the benchmark, driven by positions in US agency mortgage-backed securities, investment-grade corporate credit default swaps, investment-grade corporate bonds, and commercial mortgage-backed securities, partially offset by losses from high-yield corporate bonds. Yield-curve positioning added value, as gains from an overweight to the shorter end of the curve and an underweight to the 10-year segment outweighed losses from an underweight to the 20-year segment. Sector allocation also contributed, mainly through off-benchmark exposure to US high-yield corporate bonds, high-yield credit default swaps, emerging-market sovereign bonds and collateralized loan obligations. These gains were partially offset by losses from an overweight to emerging-market corporate bonds and an underweight to US investment-grade corporate bonds. Off-benchmark country allocation to the UK was a minor detractor, while currency decisions had no material impact on performance.

During the 12-month period, the Fund utilized derivatives in the form of currency forwards to hedge foreign currency exposure. Credit default swaps were used to hedge credit exposure from holdings of cash bonds. Interest rate swaps were employed to manage and hedge duration risk and/or take active yield-curve positioning. Swaptions were written as part of a put spread for downside protection. Total return swaps were used for return enhancement from volatility markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Bond Index
10/15	$10,000	$10,000
10/16	$10,506	$10,437
10/17	$11,078	$10,531
10/18	$10,805	$10,315
10/19	$12,076	$11,502
10/20	$12,493	$12,214
10/21	$12,877	$12,155
10/22	$10,482	$10,249
10/23	$10,694	$10,286
10/24	$12,013	$11,370
10/25	$12,845	$12,071

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	6.93%	0.49%	2.54%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,288,793,931
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 9,489,224
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,288,793,931
# of Portfolio Holdings	569
Portfolio Turnover Rate	290%
Total Advisory Fees Paid (Net)	$9,489,224

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	50.6%
Mortgage Pass-Throughs	31.5%
Corporates - Investment Grade	16.4%
Collateralized Loan Obligations	6.4%
Corporates - Non-Investment Grade	6.2%
Asset-Backed Securities	3.5%
Emerging Markets - Corporate Bonds	2.0%
Agencies	1.4%
Emerging Markets - Sovereigns	1.2%
Others	4.4%
Short-Term Investments	0.3%
Other assets less liabilities	-23.9%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	105.9%
Spain	2.5%
United Kingdom	2.2%
Mexico	1.5%
France	1.3%
Brazil	0.9%
Italy	0.8%
Colombia	0.6%
South Africa	0.6%
India	0.6%
Chile	0.5%
Turkey	0.5%
China	0.4%
Germany	0.4%
Others	4.9%
Short-Term Investments	0.3%
Other assets less liabilities	-23.9%
Total	100.0%

Material Fund Change [Text Block]
C000161779
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class A
Trading Symbol	AKGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AKGAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C outperformed the Bloomberg US Aggregate Bond Index (the "benchmark"), before sales charges. Security selection was the primary contributor relative to the benchmark, driven by positions in US agency mortgage-backed securities, investment-grade corporate credit default swaps, investment-grade corporate bonds, and commercial mortgage-backed securities, partially offset by losses from high-yield corporate bonds. Yield-curve positioning added value, as gains from an overweight to the shorter end of the curve and an underweight to the 10-year segment outweighed losses from an underweight to the 20-year segment. Sector allocation also contributed, mainly through off-benchmark exposure to US high-yield corporate bonds, high-yield credit default swaps, emerging-market sovereign bonds and collateralized loan obligations. These gains were partially offset by losses from an overweight to emerging-market corporate bonds and an underweight to US investment-grade corporate bonds. Off-benchmark country allocation to the UK was a minor detractor, while currency decisions had no material impact on performance.

During the 12-month period, the Fund utilized derivatives in the form of currency forwards to hedge foreign currency exposure. Credit default swaps were used to hedge credit exposure from holdings of cash bonds. Interest rate swaps were employed to manage and hedge duration risk and/or take active yield-curve positioning. Swaptions were written as part of a put spread for downside protection. Total return swaps were used for return enhancement from volatility markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index
04/16	$9,580	$10,000
10/16	$9,881	$10,186
10/17	$10,392	$10,278
10/18	$10,111	$10,067
10/19	$11,273	$11,226
10/20	$11,637	$11,920
10/21	$11,963	$11,863
10/22	$9,711	$10,003
10/23	$9,882	$10,038
10/24	$11,092	$11,097
10/25	$11,814	$11,780

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/21/16
Class A (without sales charges)	6.51%	0.24%	2.22%
Class A (with sales charges)	2.04%	-0.62%	1.76%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.73%

Performance Inception Date	Apr. 21, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,288,793,931
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 9,489,224
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,288,793,931
# of Portfolio Holdings	569
Portfolio Turnover Rate	290%
Total Advisory Fees Paid (Net)	$9,489,224

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	50.6%
Mortgage Pass-Throughs	31.5%
Corporates - Investment Grade	16.4%
Collateralized Loan Obligations	6.4%
Corporates - Non-Investment Grade	6.2%
Asset-Backed Securities	3.5%
Emerging Markets - Corporate Bonds	2.0%
Agencies	1.4%
Emerging Markets - Sovereigns	1.2%
Others	4.4%
Short-Term Investments	0.3%
Other assets less liabilities	-23.9%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	105.9%
Spain	2.5%
United Kingdom	2.2%
Mexico	1.5%
France	1.3%
Brazil	0.9%
Italy	0.8%
Colombia	0.6%
South Africa	0.6%
India	0.6%
Chile	0.5%
Turkey	0.5%
China	0.4%
Germany	0.4%
Others	4.9%
Short-Term Investments	0.3%
Other assets less liabilities	-23.9%
Total	100.0%

Material Fund Change [Text Block]
C000161780
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class C
Trading Symbol	AKGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AKGCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.54%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C outperformed the Bloomberg US Aggregate Bond Index (the "benchmark"), before sales charges. Security selection was the primary contributor relative to the benchmark, driven by positions in US agency mortgage-backed securities, investment-grade corporate credit default swaps, investment-grade corporate bonds, and commercial mortgage-backed securities, partially offset by losses from high-yield corporate bonds. Yield-curve positioning added value, as gains from an overweight to the shorter end of the curve and an underweight to the 10-year segment outweighed losses from an underweight to the 20-year segment. Sector allocation also contributed, mainly through off-benchmark exposure to US high-yield corporate bonds, high-yield credit default swaps, emerging-market sovereign bonds and collateralized loan obligations. These gains were partially offset by losses from an overweight to emerging-market corporate bonds and an underweight to US investment-grade corporate bonds. Off-benchmark country allocation to the UK was a minor detractor, while currency decisions had no material impact on performance.

During the 12-month period, the Fund utilized derivatives in the form of currency forwards to hedge foreign currency exposure. Credit default swaps were used to hedge credit exposure from holdings of cash bonds. Interest rate swaps were employed to manage and hedge duration risk and/or take active yield-curve positioning. Swaptions were written as part of a put spread for downside protection. Total return swaps were used for return enhancement from volatility markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg U.S. Aggregate Bond Index
04/16	$10,000	$10,000
10/16	$10,285	$10,186
10/17	$10,734	$10,278
10/18	$10,366	$10,067
10/19	$11,470	$11,226
10/20	$11,759	$11,920
10/21	$11,990	$11,863
10/22	$9,662	$10,003
10/23	$9,759	$10,038
10/24	$10,870	$11,097
10/25	$11,490	$11,780

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/21/16
Class C (without sales charges)	5.71%	-0.51%	1.47%
Class C (with sales charges)	4.71%	-0.51%	1.47%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.73%

Performance Inception Date	Apr. 21, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,288,793,931
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 9,489,224
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,288,793,931
# of Portfolio Holdings	569
Portfolio Turnover Rate	290%
Total Advisory Fees Paid (Net)	$9,489,224

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	50.6%
Mortgage Pass-Throughs	31.5%
Corporates - Investment Grade	16.4%
Collateralized Loan Obligations	6.4%
Corporates - Non-Investment Grade	6.2%
Asset-Backed Securities	3.5%
Emerging Markets - Corporate Bonds	2.0%
Agencies	1.4%
Emerging Markets - Sovereigns	1.2%
Others	4.4%
Short-Term Investments	0.3%
Other assets less liabilities	-23.9%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	105.9%
Spain	2.5%
United Kingdom	2.2%
Mexico	1.5%
France	1.3%
Brazil	0.9%
Italy	0.8%
Colombia	0.6%
South Africa	0.6%
India	0.6%
Chile	0.5%
Turkey	0.5%
China	0.4%
Germany	0.4%
Others	4.9%
Short-Term Investments	0.3%
Other assets less liabilities	-23.9%
Total	100.0%

Material Fund Change [Text Block]
C000161785
Shareholder Report [Line Items]
Fund Name	AB Income Fund
Class Name	Class Z
Trading Symbol	ACGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACGZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, all share classes, except Class C outperformed the Bloomberg US Aggregate Bond Index (the "benchmark"), before sales charges. Security selection was the primary contributor relative to the benchmark, driven by positions in US agency mortgage-backed securities, investment-grade corporate credit default swaps, investment-grade corporate bonds, and commercial mortgage-backed securities, partially offset by losses from high-yield corporate bonds. Yield-curve positioning added value, as gains from an overweight to the shorter end of the curve and an underweight to the 10-year segment outweighed losses from an underweight to the 20-year segment. Sector allocation also contributed, mainly through off-benchmark exposure to US high-yield corporate bonds, high-yield credit default swaps, emerging-market sovereign bonds and collateralized loan obligations. These gains were partially offset by losses from an overweight to emerging-market corporate bonds and an underweight to US investment-grade corporate bonds. Off-benchmark country allocation to the UK was a minor detractor, while currency decisions had no material impact on performance.

During the 12-month period, the Fund utilized derivatives in the form of currency forwards to hedge foreign currency exposure. Credit default swaps were used to hedge credit exposure from holdings of cash bonds. Interest rate swaps were employed to manage and hedge duration risk and/or take active yield-curve positioning. Swaptions were written as part of a put spread for downside protection. Total return swaps were used for return enhancement from volatility markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg U.S. Aggregate Bond Index
11/19	$10,000	$10,000
10/20	$10,354	$10,626
10/21	$10,678	$10,575
10/22	$8,695	$8,917
10/23	$8,871	$8,948
10/24	$9,980	$9,892
10/25	$10,656	$10,501

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 11/20/19
Class Z	6.77%	0.51%	1.07%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	0.83%

Performance Inception Date	Nov. 20, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 2,288,793,931
Holdings Count | Holding	569
Advisory Fees Paid, Amount	$ 9,489,224
InvestmentCompanyPortfolioTurnover	290.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,288,793,931
# of Portfolio Holdings	569
Portfolio Turnover Rate	290%
Total Advisory Fees Paid (Net)	$9,489,224

Holdings [Text Block]

Portfolio Breakdown (% of Net Assets)

Governments - Treasuries	50.6%
Mortgage Pass-Throughs	31.5%
Corporates - Investment Grade	16.4%
Collateralized Loan Obligations	6.4%
Corporates - Non-Investment Grade	6.2%
Asset-Backed Securities	3.5%
Emerging Markets - Corporate Bonds	2.0%
Agencies	1.4%
Emerging Markets - Sovereigns	1.2%
Others	4.4%
Short-Term Investments	0.3%
Other assets less liabilities	-23.9%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	105.9%
Spain	2.5%
United Kingdom	2.2%
Mexico	1.5%
France	1.3%
Brazil	0.9%
Italy	0.8%
Colombia	0.6%
South Africa	0.6%
India	0.6%
Chile	0.5%
Turkey	0.5%
China	0.4%
Germany	0.4%
Others	4.9%
Short-Term Investments	0.3%
Other assets less liabilities	-23.9%
Total	100.0%

Material Fund Change [Text Block]
C000082626
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Advisor Class
Trading Symbol	AUNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund underperformed the Bloomberg US TIPS 1-10 Year Index (the "benchmark"), before sales charges. Not-for-profit health care, airport/ports and special tax allocations detracted, relative to the benchmark, while multi-family housing contributed to performance. Duration positioning was additive to performance. During the 12-month period, the Fund used inflation swaps for hedging purposes.

The Fund used derivatives in the form of interest rate swaps for hedging purposes, which contributed to absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
10/15	$10,000	$10,000	$10,000
10/16	$10,374	$10,406	$10,467
10/17	$10,581	$10,634	$10,483
10/18	$10,563	$10,579	$10,418
10/19	$11,066	$11,576	$11,134
10/20	$11,419	$11,992	$11,914
10/21	$12,463	$12,308	$12,754
10/22	$11,737	$10,834	$11,838
10/23	$12,072	$11,120	$11,942
10/24	$12,985	$12,198	$12,862
10/25	$13,607	$12,707	$13,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	4.79%	3.57%	3.13%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,546,980,629
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 6,282,307
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,546,980,629
# of Portfolio Holdings	604
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$6,282,307

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	7.7%
AA	43.9%
A	31.3%
BBB	6.0%
BB	2.3%
B	0.1%
A-1+	2.2%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000085360
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class 1
Trading Symbol	AUNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNOX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund underperformed the Bloomberg US TIPS 1-10 Year Index (the "benchmark"), before sales charges. Not-for-profit health care, airport/ports and special tax allocations detracted, relative to the benchmark, while multi-family housing contributed to performance. Duration positioning was additive to performance. During the 12-month period, the Fund used inflation swaps for hedging purposes.

The Fund used derivatives in the form of interest rate swaps for hedging purposes, which contributed to absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class 1	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
10/15	$10,000	$10,000	$10,000
10/16	$10,358	$10,406	$10,467
10/17	$10,558	$10,634	$10,483
10/18	$10,524	$10,579	$10,418
10/19	$11,022	$11,576	$11,134
10/20	$11,357	$11,992	$11,914
10/21	$12,380	$12,308	$12,754
10/22	$11,647	$10,834	$11,838
10/23	$11,962	$11,120	$11,942
10/24	$12,848	$12,198	$12,862
10/25	$13,468	$12,707	$13,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 1	4.82%	3.47%	3.02%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,546,980,629
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 6,282,307
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,546,980,629
# of Portfolio Holdings	604
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$6,282,307

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	7.7%
AA	43.9%
A	31.3%
BBB	6.0%
BB	2.3%
B	0.1%
A-1+	2.2%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000085439
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class 2
Trading Symbol	AUNTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund underperformed the Bloomberg US TIPS 1-10 Year Index (the "benchmark"), before sales charges. Not-for-profit health care, airport/ports and special tax allocations detracted, relative to the benchmark, while multi-family housing contributed to performance. Duration positioning was additive to performance. During the 12-month period, the Fund used inflation swaps for hedging purposes.

The Fund used derivatives in the form of interest rate swaps for hedging purposes, which contributed to absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class 2	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
10/15	$10,000	$10,000	$10,000
10/16	$10,358	$10,406	$10,467
10/17	$10,569	$10,634	$10,483
10/18	$10,556	$10,579	$10,418
10/19	$11,055	$11,576	$11,134
10/20	$11,402	$11,992	$11,914
10/21	$12,452	$12,308	$12,754
10/22	$11,727	$10,834	$11,838
10/23	$12,056	$11,120	$11,942
10/24	$12,961	$12,198	$12,862
10/25	$13,587	$12,707	$13,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class 2	4.83%	3.57%	3.11%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,546,980,629
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 6,282,307
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,546,980,629
# of Portfolio Holdings	604
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$6,282,307

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	7.7%
AA	43.9%
A	31.3%
BBB	6.0%
BB	2.3%
B	0.1%
A-1+	2.2%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082624
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class A
Trading Symbol	AUNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund underperformed the Bloomberg US TIPS 1-10 Year Index (the "benchmark"), before sales charges. Not-for-profit health care, airport/ports and special tax allocations detracted, relative to the benchmark, while multi-family housing contributed to performance. Duration positioning was additive to performance. During the 12-month period, the Fund used inflation swaps for hedging purposes.

The Fund used derivatives in the form of interest rate swaps for hedging purposes, which contributed to absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
10/15	$9,703	$10,000	$10,000
10/16	$10,031	$10,406	$10,467
10/17	$10,207	$10,634	$10,483
10/18	$10,165	$10,579	$10,418
10/19	$10,630	$11,576	$11,134
10/20	$10,933	$11,992	$11,914
10/21	$11,904	$12,308	$12,754
10/22	$11,182	$10,834	$11,838
10/23	$11,473	$11,120	$11,942
10/24	$12,309	$12,198	$12,862
10/25	$12,868	$12,707	$13,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	4.54%	3.31%	2.86%
Class A (with sales charges)	1.43%	2.68%	2.55%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,546,980,629
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 6,282,307
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,546,980,629
# of Portfolio Holdings	604
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$6,282,307

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	7.7%
AA	43.9%
A	31.3%
BBB	6.0%
BB	2.3%
B	0.1%
A-1+	2.2%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000082625
Shareholder Report [Line Items]
Fund Name	AB Municipal Bond Inflation Strategy
Class Name	Class C
Trading Symbol	AUNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Bond Inflation Strategy (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUNCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.50%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund underperformed the Bloomberg US TIPS 1-10 Year Index (the "benchmark"), before sales charges. Not-for-profit health care, airport/ports and special tax allocations detracted, relative to the benchmark, while multi-family housing contributed to performance. Duration positioning was additive to performance. During the 12-month period, the Fund used inflation swaps for hedging purposes.

The Fund used derivatives in the form of interest rate swaps for hedging purposes, which contributed to absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index	Bloomberg US TIPS 1-10 Year Index
10/15	$10,000	$10,000	$10,000
10/16	$10,261	$10,406	$10,467
10/17	$10,362	$10,634	$10,483
10/18	$10,249	$10,579	$10,418
10/19	$10,621	$11,576	$11,134
10/20	$10,850	$11,992	$11,914
10/21	$11,732	$12,308	$12,754
10/22	$10,940	$10,834	$11,838
10/23	$11,140	$11,120	$11,942
10/24	$11,861	$12,198	$12,862
10/25	$12,306	$12,707	$13,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	3.75%	2.55%	2.10%
Class C (with sales charges)	2.75%	2.55%	2.10%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,546,980,629
Holdings Count | Holding	604
Advisory Fees Paid, Amount	$ 6,282,307
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,546,980,629
# of Portfolio Holdings	604
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net)	$6,282,307

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	7.7%
AA	43.9%
A	31.3%
BBB	6.0%
BB	2.3%
B	0.1%
A-1+	2.2%
Not Rated	6.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000133860
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Advisor Class
Trading Symbol	ATTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATTYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund, except the Advisor Class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection in multi-family housing, industry industrial development and state general obligation detracted, relative to the benchmark, while selection within special tax contributed. Sector allocations to taxable municipals and prepay energy contributed. During the 12-month period, the Fund used inflation swaps for hedging purposes.

The Fund used derivatives in the form of interest rate swaps for hedging purposes and municipal market data rate locks (a type of interest rate swap) for investment purposes, which added to absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Index
10/15	$10,000	$10,000
10/16	$10,496	$10,406
10/17	$10,636	$10,634
10/18	$10,605	$10,579
10/19	$11,603	$11,576
10/20	$11,684	$11,992
10/21	$12,794	$12,308
10/22	$11,167	$10,834
10/23	$11,479	$11,120
10/24	$13,020	$12,198
10/25	$13,587	$12,707

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Advisor Class	4.36%	3.01%	3.11%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,052,194,234
Holdings Count | Holding	836
Advisory Fees Paid, Amount	$ 3,128,280
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,052,194,234
# of Portfolio Holdings	836
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$3,128,280

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	4.5%
AA	37.2%
A	24.6%
BBB	10.0%
BB	4.8%
B	0.3%
CCC	0.1%
D	0.1%
A-1+	2.2%
Not Rated	16.2%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

California	12.5%
New York	8.2%
Florida	6.1%
Illinois	5.6%
Alabama	5.4%
Texas	4.7%
Pennsylvania	4.4%
District of Columbia	4.4%
Wisconsin	4.3%
Other	4.3%
Massachusetts	3.5%
Georgia	3.1%
Ohio	2.9%
New Jersey	2.5%
Other States	32.6%
Other assets less liabilities	-4.5%
Total	100.0%

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000133863
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Class A
Trading Symbol	ATTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATTAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATTAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund, except the Advisor Class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection in multi-family housing, industry industrial development and state general obligation detracted, relative to the benchmark, while selection within special tax contributed. Sector allocations to taxable municipals and prepay energy contributed. During the 12-month period, the Fund used inflation swaps for hedging purposes.

The Fund used derivatives in the form of interest rate swaps for hedging purposes and municipal market data rate locks (a type of interest rate swap) for investment purposes, which added to absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Index
10/15	$9,698	$10,000
10/16	$10,153	$10,406
10/17	$10,263	$10,634
10/18	$10,208	$10,579
10/19	$11,141	$11,576
10/20	$11,183	$11,992
10/21	$12,223	$12,308
10/22	$10,642	$10,834
10/23	$10,901	$11,120
10/24	$12,346	$12,198
10/25	$12,851	$12,707

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	4.10%	2.77%	2.86%
Class A (with sales charges)	0.97%	2.15%	2.54%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,052,194,234
Holdings Count | Holding	836
Advisory Fees Paid, Amount	$ 3,128,280
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,052,194,234
# of Portfolio Holdings	836
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$3,128,280

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	4.5%
AA	37.2%
A	24.6%
BBB	10.0%
BB	4.8%
B	0.3%
CCC	0.1%
D	0.1%
A-1+	2.2%
Not Rated	16.2%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

California	12.5%
New York	8.2%
Florida	6.1%
Illinois	5.6%
Alabama	5.4%
Texas	4.7%
Pennsylvania	4.4%
District of Columbia	4.4%
Wisconsin	4.3%
Other	4.3%
Massachusetts	3.5%
Georgia	3.1%
Ohio	2.9%
New Jersey	2.5%
Other States	32.6%
Other assets less liabilities	-4.5%
Total	100.0%

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000133864
Shareholder Report [Line Items]
Fund Name	AB Tax-Aware Fixed Income Opportunities Portfolio
Class Name	Class C
Trading Symbol	ATCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Tax-Aware Fixed Income Opportunities Portfolio (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ATCCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ATCCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.71%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, all share classes of the Fund, except the Advisor Class, underperformed the Bloomberg Municipal Bond Index (the “benchmark”), before sales charges. Security selection in multi-family housing, industry industrial development and state general obligation detracted, relative to the benchmark, while selection within special tax contributed. Sector allocations to taxable municipals and prepay energy contributed. During the 12-month period, the Fund used inflation swaps for hedging purposes.

The Fund used derivatives in the form of interest rate swaps for hedging purposes and municipal market data rate locks (a type of interest rate swap) for investment purposes, which added to absolute returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Index
10/15	$10,000	$10,000
10/16	$10,391	$10,406
10/17	$10,425	$10,634
10/18	$10,291	$10,579
10/19	$11,149	$11,576
10/20	$11,114	$11,992
10/21	$12,050	$12,308
10/22	$10,412	$10,834
10/23	$10,586	$11,120
10/24	$11,899	$12,198
10/25	$12,295	$12,707

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	3.32%	2.00%	2.09%
Class C (with sales charges)	2.32%	2.00%	2.09%
Bloomberg Municipal Bond Index	4.17%	1.16%	2.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 1,052,194,234
Holdings Count | Holding	836
Advisory Fees Paid, Amount	$ 3,128,280
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,052,194,234
# of Portfolio Holdings	836
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$3,128,280

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

AAA	4.5%
AA	37.2%
A	24.6%
BBB	10.0%
BB	4.8%
B	0.3%
CCC	0.1%
D	0.1%
A-1+	2.2%
Not Rated	16.2%
Total	100.0%
Footnote	Description
Footnote*	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown (% of Net Assets)

California	12.5%
New York	8.2%
Florida	6.1%
Illinois	5.6%
Alabama	5.4%
Texas	4.7%
Pennsylvania	4.4%
District of Columbia	4.4%
Wisconsin	4.3%
Other	4.3%
Massachusetts	3.5%
Georgia	3.1%
Ohio	2.9%
New Jersey	2.5%
Other States	32.6%
Other assets less liabilities	-4.5%
Total	100.0%

Credit Ratings Selection [Text Block]	The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]